Restructuring Expense	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Restructuring Expense
NOTE 5.	RESTRUCTURING EXPENSE

The following table summarizes the Newsday restructuring expense (credits) recognized during 2008, 2009 and 2010 in connection with its restructuring plans:

	Employee Severance	Facility Realignment Costs	Other Costs	Total

Charges incurred- Newsday	$5,181 (a)	$528	$1,516	$7,225
Write-down of assets	-	-	(1,187)	(1,187)
Payments	(15)	(2)	-	(17)
Restructuring liability at December 31, 2008	5,166	526	329	6,021
Charges incurred- Newsday	3,401	3,048	47	6,496
Write-down of assets and other adjustments	-	(2,138)	-	(2,138)
Payments	(5,504)	(531)	(44)	(6,079)
Restructuring liability at December 31, 2009	3,063	905	332	4,300
Charges (credits) incurred- Newsday	(71)	262	(3)	188
Payments	(3,091)	(1,167)	(45)	(4,303)
Restructuring liability at December 31, 2010	$(99)	$-	$284	$185
______________
(a)
Employee severance related to the elimination of 106 positions, primarily in the operations, editorial, sales and advertising departments of the Newsday business and positions at Island Publications which was shut down in December 2008.

In addition to the charges (credits) included in the table above, the Company recorded net restructuring credits of $246, $913 and $4,176 in 2010, 2009 and 2008, respectively, primarily relating to changes to the Company's previous estimates recorded in connection with the Company's 2001, 2002 and 2006 facility realignment plans.